Schedule of Investments (unaudited)	iShares® MSCI Sweden ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Saab AB, Class B	52,267	$2,686,006

Automobiles — 0.4%
Volvo Car AB, Class B(a)	388,954	1,269,549

Banks — 10.1%
Skandinaviska Enskilda Banken AB, Class A	1,035,772	12,533,439
Svenska Handelsbanken AB, Class A	952,035	8,996,017
Swedbank AB, Class A	554,156	10,157,816
		31,687,272
Biotechnology — 1.0%
Swedish Orphan Biovitrum AB(a)	126,996	3,017,755

Building Products — 7.2%
Assa Abloy AB, Class B	654,212	16,761,153
Nibe Industrier AB, Class B	989,183	5,842,441
		22,603,594
Capital Markets — 1.8%
EQT AB	232,116	5,483,276

Commercial Services & Supplies — 0.9%
Securitas AB, Class B	314,978	2,835,448

Communications Equipment — 3.0%
Telefonaktiebolaget LM Ericsson, Class B	1,911,322	9,451,332

Construction & Engineering — 1.1%
Skanska AB, Class B	222,074	3,568,827

Diversified Telecommunication Services — 1.2%
Telia Co. AB	1,539,922	3,653,098

Electronic Equipment, Instruments & Components — 4.3%
Hexagon AB, Class B	1,355,150	13,573,017

Financial Services — 10.0%
Industrivarden AB, Class A	84,833	2,552,510
Industrivarden AB, Class C	95,403	2,873,918
Investor AB, Class B	1,129,740	23,471,506
L E Lundbergforetagen AB, Class B	48,673	2,368,966
		31,266,900

Health Care Equipment & Supplies — 1.0%
Getinge AB, Class B	149,299	3,173,152

Hotels, Restaurants & Leisure — 4.0%
Evolution AB(b)	119,619	12,392,523

Household Products — 3.2%
Essity AB, Class B	397,583	9,946,466

Industrial Conglomerates — 1.7%
Investment AB Latour, Class B	96,641	2,167,656
Lifco AB, Class B	152,154	3,305,794
		5,473,450

Machinery — 34.8%
Alfa Laval AB	188,848	7,044,766
Security	Shares	Value

Machinery (continued)
Atlas Copco AB, Class A	1,753,225	$27,063,314
Atlas Copco AB, Class B	1,018,803	13,456,173
Epiroc AB	430,146	8,022,518
Epiroc AB, Class B	254,540	4,008,378
Husqvarna AB, Class B	228,239	1,742,794
Indutrade AB	178,349	3,912,271
Sandvik AB	695,940	13,753,556
SKF AB, Class B	222,431	4,186,340
Volvo AB, Class A	130,702	3,088,321
Volvo AB, Class B	984,970	22,843,005
		109,121,436
Metals & Mining — 1.5%
Boliden AB	178,524	4,751,635

Paper & Forest Products — 2.5%
Holmen AB, Class B	49,752	2,085,169
Svenska Cellulosa AB SCA, Class B	395,460	5,875,686
		7,960,855
Real Estate Management & Development — 1.7%
Fastighets AB Balder, Class B(a)	425,552	2,513,070
Sagax AB, Class B	128,878	2,923,772
		5,436,842
Specialty Retail — 2.2%
H & M Hennes & Mauritz AB, Class B	421,573	6,752,053

Trading Companies & Distributors — 0.9%
Beijer Ref AB, Class B	251,231	2,782,192

Wireless Telecommunication Services — 0.9%
Tele2 AB, Class B	348,700	2,737,625

Total Long-Term Investments — 96.3%
(Cost: $368,524,288)		301,624,303

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.34%(c)(d)	6,310,000	6,310,000

Total Short-Term Securities — 2.0%
(Cost: $6,310,000)		6,310,000

Total Investments — 98.3%
(Cost: $374,834,288)		307,934,303

Other Assets Less Liabilities — 1.7%		5,172,564

Net Assets — 100.0%		$313,106,867

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$5,098,214	$—	$(5,098,557	)(b)	$358	$(15)	$—	—	$1,141	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,320,000	—	(10,000	)(b)	—	—	6,310,000	6,310,000	83,208		—
					$358	$(15)	$6,310,000		$84,349		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
OMX Stockholm 30 Index	540	12/15/23	$11,507	$332,587

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
SEK	33,164,914	USD	3,001,752	Standard Chartered Bank	12/15/23	$157,222
USD	3,093,678	EUR	2,875,342	Standard Chartered Bank	12/15/23	(37,595)
						$119,627

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Sweden ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,017,755	$298,606,548	$—	$301,624,303
Short-Term Securities
Money Market Funds	6,310,000	—	—	6,310,000
	$9,327,755	$298,606,548	$—	$307,934,303

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$332,586	$—	$332,586
Foreign Currency Exchange Contracts	—	157,222	—	157,222
Liabilities
Foreign Currency Exchange Contracts	—	(37,595)	—	(37,595)
	$—	$452,213	$—	452,213

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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